Portfolio of Investments – as of December 31, 2025 (Unaudited)
Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.5% of Net Assets
	Aerospace & Defense — 4.6%
3,851,399	Boeing Co.(a)	$836,215,751
	Air Freight & Logistics — 1.2%
1,512,595	Expeditors International of Washington, Inc.	225,391,781
	Automobiles — 8.3%
3,375,435	Tesla, Inc.(a)	1,518,000,628
	Beverages — 2.9%
6,832,422	Monster Beverage Corp.(a)	523,841,795
	Biotechnology — 4.9%
516,295	Regeneron Pharmaceuticals, Inc.	398,512,622
1,093,903	Vertex Pharmaceuticals, Inc.(a)	495,931,864
		894,444,486
	Broadline Retail — 5.3%
90,623	Alibaba Group Holding Ltd., ADR	13,283,519
4,127,048	Amazon.com, Inc.(a)	952,605,220
		965,888,739
	Capital Markets — 1.7%
398,538	FactSet Research Systems, Inc.	115,651,742
2,262,992	SEI Investments Co.	185,610,604
		301,262,346
	Entertainment — 7.5%
9,987,520	Netflix, Inc.(a)	936,429,875
3,836,573	Walt Disney Co.	436,486,910
		1,372,916,785
	Financial Services — 6.0%
1,922,911	Block, Inc.(a)	125,162,277
1,743,882	PayPal Holdings, Inc.	101,807,831
2,450,248	Visa, Inc., Class A	859,326,476
		1,086,296,584
	Health Care Equipment & Supplies — 1.4%
461,772	Intuitive Surgical, Inc.(a)	261,529,190
	Hotels, Restaurants & Leisure — 2.3%
2,549,972	Starbucks Corp.	214,733,142
956,988	Yum China Holdings, Inc.	45,686,607
1,046,804	Yum! Brands, Inc.	158,360,509
		418,780,258
	Interactive Media & Services — 15.6%
3,698,473	Alphabet, Inc., Class A	1,157,622,049
1,319,227	Alphabet, Inc., Class C	413,973,433
1,916,673	Meta Platforms, Inc., Class A	1,265,176,680
		2,836,772,162
	IT Services — 3.3%
3,687,934	Shopify, Inc., Class A(a)	593,646,736
	Life Sciences Tools & Services — 2.1%
1,119,862	Illumina, Inc.(a)	146,881,100
398,656	Thermo Fisher Scientific, Inc.	231,001,219
		377,882,319
Shares	Description	Value (†)
	Machinery — 0.9%
356,496	Deere & Co.	$165,973,843
	Pharmaceuticals — 3.5%
1,508,892	Novartis AG, ADR	208,030,940
4,765,852	Novo Nordisk AS, ADR	242,486,550
3,436,203	Roche Holding AG, ADR	177,204,989
		627,722,479
	Semiconductors & Semiconductor Equipment — 11.9%
10,634,084	NVIDIA Corp.	1,983,256,666
1,101,702	QUALCOMM, Inc.	188,446,127
		2,171,702,793
	Software — 14.3%
1,521,898	Autodesk, Inc.(a)	450,497,027
1,612,706	Microsoft Corp.	779,936,876
4,401,528	Oracle Corp.	857,901,822
1,531,428	Salesforce, Inc.	405,690,591
531,474	Workday, Inc., Class A(a)	114,149,986
		2,608,176,302
	Textiles, Apparel & Luxury Goods — 0.8%
2,153,733	NIKE, Inc., Class B	137,214,330
	Total Common Stocks (Identified Cost $6,619,549,990)	17,923,659,307

Affiliated Exchange-Traded Funds — 1.1%
4,284,398	Natixis Loomis Sayles Focused Growth ETF (Identified Cost $133,847,928)	191,769,654

Principal Amount
Short-Term Investments — 0.3%
$60,037,816
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 12/31/2025
 at 2.150% to be repurchased at $60,044,987 on
1/02/2026 collateralized by $60,983,700
U.S. Treasury Note, 3.750% due 6/30/2027 valued
at $61,238,614 including accrued interest(b)
(Identified Cost $60,037,816)
		60,037,816
	Total Investments — 99.9% (Identified Cost $6,813,435,734)	18,175,466,777
	Other assets less liabilities — 0.1%	11,959,519
	Net Assets — 100.0%	$18,187,426,296

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended December 31, 2025, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of December 31, 2025	Distribution Received(2)
Natixis Loomis Sayles Focused Growth ETF	$190,279,112	$ —	$ —	$ —	$1,490,542	$191,769,654	4,284,398	$ —

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$17,923,659,307	$ —	$ —	$17,923,659,307
Affiliated Exchange-Traded Funds	191,769,654	—	—	191,769,654
Short-Term Investments	—	60,037,816	—	60,037,816
Total Investments	$18,115,428,961	$60,037,816	$—	$18,175,466,777

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.